Troubled debt restructuring according to their accruing status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non Covered Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	$ 950,337	$ 1,150,946
Non Covered Loans [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	189,602	313,767
Non Covered Loans [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	11,290	13,279
Non Covered Loans [Member] | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	949	5,978
Non Covered Loans [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	618,143	678,105
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	2,893	4,881
Non Covered Loans [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	127,460	134,936
Covered Under Loss Sharing Agreements With F D I C [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	21,448	58,640
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	17,406	50,213
Covered Under Loss Sharing Agreements With F D I C [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	3,464	7,435
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	335	369
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	243	623
Non Accrual [Member] | Non Covered Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	188,104	509,585
Non Accrual [Member] | Non Covered Loans [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	80,140	208,119
Non Accrual [Member] | Non Covered Loans [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	10,865	10,310
Non Accrual [Member] | Non Covered Loans [Member] | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	949	5,978
Non Accrual [Member] | Non Covered Loans [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	82,786	273,042
Non Accrual [Member] | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	2,623	3,155
Non Accrual [Member] | Non Covered Loans [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	10,741	8,981
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	13,692	11,832
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	10,017	4,071
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	3,464	7,435
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	189	220
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	22	106
Accrual [Member] | Non Covered Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	762,233	641,361
Accrual [Member] | Non Covered Loans [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	109,462	105,648
Accrual [Member] | Non Covered Loans [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	425	2,969
Accrual [Member] | Non Covered Loans [Member] | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	0	0
Accrual [Member] | Non Covered Loans [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	535,357	405,063
Accrual [Member] | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	270	1,726
Accrual [Member] | Non Covered Loans [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	116,719	125,955
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	7,756	46,808
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	7,389	46,142
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	0	0
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	146	149
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	$ 221	$ 517